STATE OF DELAWARE
CERTIFICATE OF AMENDMENT
TO CERTIFICATE OF TRUST
Pursuant to Title 12, Section 3810(b) of the Delaware
Statutory Trust Act, the undersigned Trust executed
the following Certificate of Amendment:
1. Name of Statutory Trust: Alpine Total Dynamic
Dividend Fund
2. The Certificate
of Amendment to
the Certificate of
Trust is hereby
amended as
follows: The new
name of the entity
is: Aberdeen Total
Dynamic Dividend
Fund
[set forth amendment(s)]
3. (Please complete with either upon filing or it may
be a future effective date that is within 90 days of the
file date) This Certificate of Amendments shall be
effective .
IN WITNESS WHEREOF, the undersigned have
executed this Certificate on the 16th day of April, 2018
A.D.
By: /s/ Samuel Lieber Trustee
Name: Samuel Lieber
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Information Classification: Limited Access

Information Classification: Limited Access